Contingent Assets and Liabilities, Provisions and Legal Obligations - Summary of Changes in Civil, Labor and Other Risks Provisions (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Opening balance	R$ 19,736
Closing balance	18,613	R$ 19,736
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Opening balance	5,300	5,172
Effect of change in consolidation criteria		(1)
(-) Guaranteed Provisions by indemnity clause	(243)	(256)
Subtotal	5,057	4,954
Interest	145	99
Changes in the period reflected in results	319	1,420
Increase	774	1,962
Reversal	(455)	(542)
Payment	(1,321)	(1,416)
Subtotal	4,200	5,057
(+) Guaranteed Provisions by indemnity clause (Note 2.4.n)	226	243
Closing balance	4,426	5,300
Current	1,350	1,450
Non-current	3,076	3,850
Escrow deposits	1,574	1,457
Legal proceedings provision [member] | Corp Banca [Member]
Disclosure of other provisions [line items]
Balance arising from the merger with Corpbanca		39
Labor [Member]
Disclosure of other provisions [line items]
Opening balance	7,283	7,232
(-) Guaranteed Provisions by indemnity clause	(998)	(1,066)
Subtotal	6,285	6,450
Interest	508	613
Changes in the period reflected in results	1,982	2,357
Increase	2,152	2,592
Reversal	(170)	(235)
Payment	(2,911)	(3,135)
Subtotal	5,864	6,285
(+) Guaranteed Provisions by indemnity clause (Note 2.4.n)	957	998
Closing balance	6,821	7,283
Current	2,911	3,144
Non-current	3,910	4,139
Escrow deposits	2,302	2,200
Labor [Member] | Corp Banca [Member]
Disclosure of other provisions [line items]
Balance arising from the merger with Corpbanca		284
Other [Member]
Disclosure of other provisions [line items]
Opening balance	150	259
Subtotal	150	259
Changes in the period reflected in results	423	(109)
Increase	425	4
Reversal	(2)	(113)
Subtotal	573	150
Closing balance	573	150
Current	573	150
Civil labor and other provisions [member]
Disclosure of other provisions [line items]
Opening balance	12,733	12,663
Effect of change in consolidation criteria		(1)
(-) Guaranteed Provisions by indemnity clause	(1,241)	(1,322)
Subtotal	11,492	11,663
Interest	653	712
Changes in the period reflected in results	2,724	3,668
Increase	3,351	4,558
Reversal	(627)	(890)
Payment	(4,232)	(4,551)
Subtotal	10,637	11,492
(+) Guaranteed Provisions by indemnity clause (Note 2.4.n)	1,183	1,241
Closing balance	11,820	12,733
Current	4,834	4,744
Non-current	6,986	7,989
Escrow deposits	R$ 3,876	3,657
Civil labor and other provisions [member] | Corp Banca [Member]
Disclosure of other provisions [line items]
Balance arising from the merger with Corpbanca		R$ 323